Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Asset Fund
Entity Central Index Key	0000783898
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002943
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class AAA
Trading Symbol	GABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Asset Fund outperformed its broad-based and comparative benchmarks, the S&P 500 and the Dow Jones Industrial Average, respectively. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors generally included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/15	10,000	10,000	10,000
6/16	9,869	10,399	10,444
6/17	11,354	12,260	12,749
6/18	12,586	14,022	14,822
6/19	13,298	15,483	16,621
6/20	12,464	16,646	16,540
6/21	17,966	23,436	22,582
6/22	15,511	20,947	20,529
6/23	17,866	25,051	23,451
6/24	18,749	31,203	27,208
6/25	21,284	35,934	31,191

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	7.01%	13.52%	11.30%	7.85%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average (DJIA)	4.55%	14.72%	13.51%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,558,468,818
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 7,635,576
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,558,468,818 Number of Portfolio Holdings512 Portfolio Turnover Rate2% Management Fees$7,635,576
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.8%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.7%
Equipment and Supplies	9.9%
Food and Beverage	9.1%
Diversified Industrial	7.2%
Machinery	6.5%
Entertainment	6.4%
Electronics	5.1%
Health Care	5.1%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.2%
Sony Group Corp.	2.9%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.3%
Republic Services Inc.	2.2%
Caterpillar Inc.	2.1%
The Bank of New York Mellon Corp.	1.8%
Crane Co.	1.8%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002942
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class C
Trading Symbol	GATCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$108	2.10%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Asset Fund outperformed its broad-based and comparative benchmarks, the S&P 500 and the Dow Jones Industrial Average, respectively. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors generally included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class C	The Gabelli Asset Fund - Class C (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/15	10,000	10,000	10,000	10,000
6/16	9,797	9,699	10,399	10,444
6/17	11,186	10,977	12,260	12,749
6/18	12,307	11,967	14,022	14,822
6/19	12,906	12,431	15,483	16,621
6/20	12,004	11,446	16,646	16,540
6/21	17,177	16,264	23,436	22,582
6/22	14,722	13,800	20,947	20,529
6/23	16,831	15,639	25,051	23,451
6/24	17,530	16,132	31,203	27,208
6/25	19,747	18,011	35,934	31,191

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	6.59%	12.65%	10.47%	7.04%
The Gabelli Asset Fund - Class C (includes sales charge)	5.59%	11.65%	10.47%	7.04%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average (DJIA)	4.55%	14.72%	13.51%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,558,468,818
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 7,635,576
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,558,468,818 Number of Portfolio Holdings512 Portfolio Turnover Rate2% Management Fees$7,635,576
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.8%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.7%
Equipment and Supplies	9.9%
Food and Beverage	9.1%
Diversified Industrial	7.2%
Machinery	6.5%
Entertainment	6.4%
Electronics	5.1%
Health Care	5.1%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.2%
Sony Group Corp.	2.9%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.3%
Republic Services Inc.	2.2%
Caterpillar Inc.	2.1%
The Bank of New York Mellon Corp.	1.8%
Crane Co.	1.8%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034307
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class I
Trading Symbol	GABIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Asset Fund outperformed its broad-based and comparative benchmarks, the S&P 500 and the Dow Jones Industrial Average, respectively. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors generally included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/15	10,000	10,000	10,000
6/16	9,894	10,399	10,444
6/17	11,411	12,260	12,749
6/18	12,680	14,022	14,822
6/19	13,430	15,483	16,621
6/20	12,619	16,646	16,540
6/21	18,236	23,436	22,582
6/22	15,784	20,947	20,529
6/23	18,225	25,051	23,451
6/24	19,176	31,203	27,208
6/25	21,814	35,934	31,191

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	7.12%	13.76%	11.57%	8.11%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average (DJIA)	4.55%	14.72%	13.51%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,558,468,818
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 7,635,576
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,558,468,818 Number of Portfolio Holdings512 Portfolio Turnover Rate2% Management Fees$7,635,576
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.8%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.7%
Equipment and Supplies	9.9%
Food and Beverage	9.1%
Diversified Industrial	7.2%
Machinery	6.5%
Entertainment	6.4%
Electronics	5.1%
Health Care	5.1%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.2%
Sony Group Corp.	2.9%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.3%
Republic Services Inc.	2.2%
Caterpillar Inc.	2.1%
The Bank of New York Mellon Corp.	1.8%
Crane Co.	1.8%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002940
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class A
Trading Symbol	GATAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Asset Fund outperformed its broad-based and comparative benchmarks, the S&P 500 and the Dow Jones Industrial Average, respectively. The S&P 500's performance continued to be dominated by a narrow group of technology-enabled companies. However, the Fund overcame an underweight of these companies through exposure to more cyclical stocks that rose with a stronger economic outlook. Top contributors generally included Industrial and Financial Services companies; detractors included less cyclical Consumer Staples companies.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Asset Fund - Class A	The Gabelli Asset Fund - Class A (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
6/15	10,000	10,000	10,000	10,000
6/16	9,870	9,303	10,399	10,444
6/17	11,355	10,087	12,260	12,749
6/18	12,588	10,539	14,022	14,822
6/19	13,298	10,494	15,483	16,621
6/20	12,465	9,271	16,646	16,540
6/21	17,968	12,596	23,436	22,582
6/22	15,513	10,249	20,947	20,529
6/23	17,867	11,126	25,051	23,451
6/24	18,752	11,005	31,203	27,208
6/25	21,282	11,772	35,934	31,191

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	7.00%	13.49%	11.29%	7.85%
The Gabelli Asset Fund - Class A (includes sales charge)	0.85%	6.97%	9.98%	7.21%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average (DJIA)	4.55%	14.72%	13.51%	12.05%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 1,558,468,818
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 7,635,576
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,558,468,818 Number of Portfolio Holdings512 Portfolio Turnover Rate2% Management Fees$7,635,576
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.8%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	11.7%
Equipment and Supplies	9.9%
Food and Beverage	9.1%
Diversified Industrial	7.2%
Machinery	6.5%
Entertainment	6.4%
Electronics	5.1%
Health Care	5.1%
Other Industry sectors	39.1%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

AMETEK Inc.	3.2%
Sony Group Corp.	2.9%
Deere & Co.	2.4%
Berkshire Hathaway Inc.	2.3%
Republic Services Inc.	2.2%
Caterpillar Inc.	2.1%
The Bank of New York Mellon Corp.	1.8%
Crane Co.	1.8%
American Express Co.	1.7%
Mastercard Inc.	1.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends